Statements of Financial Position and Equity Movement of the Company (Tables)	12 Months Ended
Dec. 31, 2022
Balance sheet and reserve movement of the Company [abstract]
Statements of financial position of the Company

	As at 31 December 2021	As at 31 December 2022
	RMB’000	RMB’000

Non-current assets
Property, plant and equipment	10,914,990	11,823,562
Investment properties	381,540	365,147
Right-of-use assets	275,924	274,926
Construction in progress	3,201,111	3,647,200
Investments in subsidiaries	2,048,328	2,048,328
Investments accounted for using the equity method	3,299,050	2,654,151
Time deposits with banks	5,381,149	3,139,559
Deferred tax assets	178,084	986,830
Other non-current assets	769,492	821,397

	26,449,668	25,761,100

Current assets
Derivative financial instruments	81,405	—
Inventories	5,726,264	7,043,613
Trade receivables	149	—
Other receivables	8,276	88,839
Amounts due from related parties	1,116,553	2,526,598
Prepayments	13,790	10,711
Value added tax recoverable	—	1,045,002
Financial assets at fair value through other comprehensive income (FVOCI)	615,689	127,558
Time deposits with banks	7,386,605	3,108,916
Cash and cash equivalents	4,927,519	671,538

	19,876,250	14,622,775

Current liabilities
Trade and other payables	2,389,508	2,217,580
Contract liabilities	376,834	289,407
Amounts due to related parties	7,423,883	8,809,690
Staff salaries and welfares payable	253,800	307,190
Borrowings	1,500,000	1,500,000
Lease liabilities	1,604	7,172
Derivative financial instruments	23,804	—
Income tax payable	249,332	—
Current tax liabilities	3,843,541	913,231

	16,062,306	14,044,270

Net current assets	3,813,944	578,505

	As at 31 December 2021	As at 31 December 2022
	RMB’000	RMB’000
Total assets less current liabilities	30,263,612	26,339,605

Non-current liabilities
Interest-bearing borrowings	700,000	700,000
Lease liabilities	399	6,481
Deferred income	12,720	44,494

	713,119	750,975

NET ASSETS	29,550,493	25,588,630

CAPITAL AND RESERVES
Share capital	10,823,814	10,823,814
Reserves	18,726,679	14,764,816

TOTAL EQUITY	29,550,493	25,588,630

Statements of equity movement of the Company

	Share capital RMB’000	Legal surplus RMB’000	Capital surplus RMB’000	Surplus reserve RMB’000	Other reserve RMB’000	Hedging reserve RMB’000	Share premium RMB’000	Safety production fund RMB’000	Treasury reserve RMB’000	Retained earnings RMB’000	Total RMB’000
Balance at 1 January 2021	10,823,814	4,072,476	4,180	101,355	6,326	—	106,846	145,597	—	13,260,897	28,521,491
Total comprehensive income for the year	—	—	—	—	16,639	125,159	—	—	—	2,058,284	2,200,082
Amounts transferred from hedging reserve to initial carrying amount of hedged items	—	—	—	—	—	(88,699)	—	—	—	—	(88,699)
Dividends declared and approved in respect of previous year	—	—	—	—	—	—	—	—	—	(1,082,381)	(1,082,381)
Transfer to legal surplus	—	2,498,808	—	—	—	—	—	—	—	(2,498,808)	—
Appropriation of safety production fund	—	—	—	—	—	—	—	32,310	—	(32,310)	—

Balance at 31 December 2021 and 1 January 2022	10,823,814	6,571,284	4,180	101,355	22,965	36,460	106,846	177,907	—	11,705,682	29,550,493

Total comprehensive income for the year	—	—	—	—	(23,771)	201,519	—	—	—	(2,793,562)	(2,615,814)
Amounts transferred from hedging reserve to initial carrying amount of hedged items	—	—	—	—	—	(237,979)	—	—	—	—	(237,979)
Dividends declared and approved in respect of previous year	—	—	—	—	—	—	—	—	—	(1,082,381)	(1,082,381)
Purchase of own shares	—	—	—	—	—	—	—	—	(25,689)	—	(25,689)
Appropriation of safety production fund	—	—	—	—	—	—	—	61,782	—	(61,782)	—

Balance at 31 December 2022	10,823,814	6,571,284	4,180	101,355	(806)	—	106,846	239,689	(25,689)	7,767,957	25,588,630